Financial Assets and Liabilities - Summary of Consolidated Foreign Currency-denominated Monetary Financial Assets and Liabilities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)	Dec. 31, 2019 USD ($)
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Exchange rate	48.02	1.00
Foreign currency exchange risk [Member]
Disclosure Of Pre Tax Exposure To Foreign Currency Exchange Risk On Financial Instruments [Line Items]
Exchange rate	48.02	1.00	50.80	1.00